CREDIT RISK AND CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2016
CREDIT RISK AND CONCENTRATION
Schedule of customers accounted for 10% or more of the Company's net revenues
	For the years ended December 31,
	2016	2015	2014
Softbank and affiliates	50%	47%	44%
Bharat Sanchar Nigam LTD and affiliates	35%	17%	21%